LONG-TERM INVESTMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impairment loss on investments	$ 0	$ 0	$ 0
Xiamen Blue Wave
Equity interest	20.00%
Ownership percentage diluted	15.00%
Carrying value of cost method investment	$ 1,720,134	1,744,566	0
Fujian Youth
Equity interest	48.50%
Carrying value of cost method investment	$ 7,167	$ 7,269	$ 7,684
Renchao Huyu
Equity interest	49.00%
Shanghai
Equity interest	51.00%